Accrued Expenses and Other Liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Carried interest payable		$ 3,122		$ 4,422
Deferred revenue		10,033		12,443
Deferred rent		7,015		6,885
Clawback obligation		1,400		3,600
Derivative liability		28,442		14,990
Other liabilities		10,914		9,864
Total accrued expenses and other liabilities	$ 35,266	$ 60,926	[1]	$ 52,204

[1]	For discussion on the restatement adjustments, see Note 4.